Putnam Investments

100 Federal Street

Boston, MA 02110

September 1, 2023

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam ETF Trust (File. Nos. (333-253222) (811-23643) (the “Trust”), on behalf of its Putnam PanAgora ESG Emerging Markets ETF and Putnam PanAgora ESG International Equity ETF (the “Funds”)

Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 25, 2023.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 1-2577.

Very truly yours,

Putnam ETF Trust

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive Officer and Compliance Liaison

cc:  James E. Thomas, Esq.

Ropes & Gray LLP